EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.09 - Schedule 6

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2187512			xxxxx	Primary Appraised Property Value	xxxxx	xxxxx	xxxxx	xxxxx
2187514			xxxxx	Primary Appraised Property Value	xxxxx	xxxxx	xxxxx	xxxxx